OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Other Non-current Assets [Abstract]
OTHER NON-CURRENT ASSETS
15.	OTHER NON-CURRENT ASSETS

	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Other assets	28	28

	28	28